UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                 Investment Company Act file number: 811-8255

                              THE WORLD FUNDS, INC.
                            ------------------------
              (Exact name of registrant as specified in charter)

             8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
             -------------------------------------------------------
              (Address of  principal executive offices) (Zip code)

                           Thomas S. Harman, Esquire
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
                         -----------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (800) 527-9525

                   Date of fiscal year end: August 31st

                  Date of reporting period: February 29th

ITEM 1.  Reports to Shareholders.

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                CSI EQUITY FUND










                              [ CSI Logo Graphic ]
















                   FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008
                                  (UNAUDITED)

CSI EQUITY FUND
FUND EXPENSES (UNAUDITED)

FUND EXPENSES EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on certain redemptions made within 90 days of purchase and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2007 and held for the six months ended February 29, 2008.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                                             Expenses Paid During
                                                                                                                    Period*
                                                                                                               September 1, 2007
                                                    Beginning Account Value       Ending Account Value       through February 29,
A CLASS                                                September 1, 2007            February 29, 2008                2008


Actual                                                      $ 1,000                     $ 844.60                    $ 8.17
Hypothetical (5% return before expenses)                    $ 1,000                    $ 1,016.46                   $ 8.47


Advertising

    Banking

  Beverages

  Computers
        and
Peripherals

   Computer
  Software/
   Services

   Drug and
    Medical

Electronics/Equipment
 Financials

       Food

  Household

Manufacturing

  Materials

Multi-Media

        Oil

     Retail

Telecommunications
Transportation
  Utilities



                                                                                                             Expenses Paid During
                                                                                                                    Period*
                                                                                                               September 1, 2007
                                                    Beginning Account Value       Ending Account Value       through February 29,
INVESTOR CLASS                                         September 1, 2007            February 29, 2008                2008


Actual                                                      $ 1,000                     $ 943.30                    $ 6.47
Hypothetical (5% return before expenses)                    $ 1,000                    $ 1,018.20                   $ 6.72



                                                                                                             Expenses Paid During
                                                                                                                    Period*
                                                                                                               September 1, 2007
                                                    Beginning Account Value       Ending Account Value       through February 29,
INSTITUTIONAL CLASS                                    September 1, 2007            February 29, 2008                2008


Actual                                                      $ 1,000                     $ 844.60                    $ 6.48
Hypothetical (5% return before expenses)                    $ 1,000                    $ 1,018.20                   $ 6.72


* Expenses are equal to the Fund's annualized expense ratio of 1.69% for Class A and 1.34% for Class V and Class I, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 366 days in the current year.
Portfolio Holdings, by Sector, as Percentage of Net Assets

                      CSI EQUITY FUND PORTFOLIO HOLDINGS,
                     BY SECTOR, AS PERCENTAGE OF NET ASSETS
                      AS OF FEBRUARY 29, 2008 (UNAUDITED)



                         [ Portfolio Holdings Graphic ]

                                CSI EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                               FEBRUARY 29, 2008
                                  (UNAUDITED)


   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------


                COMMON STOCKS:                                                                             98.70%

                ADVERTISING:                                                                                1.93%
   38,000       Omnicom Group Inc.                                                                                      $ 1,697,460
                                                                                                                     --------------

                BANKING:                                                                                   10.60%
   92,500       Banco De Santander ADR                                                                                    1,644,650
   34,300       Bank America                                                                                              1,363,082
   42,000       Danske Bank AS                                                                                            1,675,800
   33,000       DBS Group Holdings ADR                                                                                    1,641,479
   20,200       HSBC Holdings ADR                                                                                         1,520,050
   51,000       Wells Fargo & Co.                                                                                         1,490,730
                                                                                                                     --------------
                                                                                                                          9,335,791
                                                                                                                     --------------

                BEVERAGES:                                                                                  2.05%
   26,000       Pepsico Inc.                                                                                              1,808,560
                                                                                                                     --------------

                COMPUTER AND PERIPHERALS:                                                                   1.72%
   62,000       Cisco Systems, Inc.*                                                                                      1,510,940
                                                                                                                     --------------

                COMPUTER SOFTWARE/SERVICES:                                                                 5.07%
   33,000       Infosys Technologies Limited-SP ADR                                                                       1,284,360
   56,000       Microsoft Corp.                                                                                           1,524,320
   35,000       SAP ADR                                                                                                   1,659,350
                                                                                                                     --------------
                                                                                                                          4,468,030
                                                                                                                     --------------

                DRUG AND MEDICAL:                                                                           9.54%
   31,300       Abbott Laboratories                                                                                       1,676,115
   27,500       Johnson & Johnson                                                                                         1,703,900
   32,000       Novartis AG                                                                                               1,572,800
   20,200       Roche Holdings LTD ADR                                                                                    1,982,650
   21,000       Wellpoint Health Net*                                                                                     1,471,680
                                                                                                                     --------------
                                                                                                                          8,407,145
                                                                                                                     --------------

                ELECTRONICS/EQUIPMENT:                                                                      9.25%
   33,800       Canon Inc. ADR                                                                                            1,516,268



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------


   35,000       Emerson Electric Co.                                                                                    $ 1,783,600
   51,500       General Electric Corp.                                                                                    1,706,710
   75,000       Intel Corp.                                                                                               1,496,250
   33,300       Medtronic Inc.                                                                                            1,643,688
                                                                                                                     --------------
                                                                                                                          8,146,516
                                                                                                                     --------------

                FINANCIAL:                                                                                  5.38%
   28,300       American International                                                                                    1,326,138
   78,000       Charles Schwab                                                                                            1,529,580
   24,000       State Street Corp                                                                                         1,885,200
                                                                                                                     --------------
                                                                                                                          4,740,918
                                                                                                                     --------------

                FOOD:                                                                                       6.61%
   23,000       Diageo PLC ADR                                                                                            1,888,300
   17,300       Nestle S.A. ADR                                                                                           2,069,686
   31,200       William Wrigley Jr. Company                                                                               1,867,632
                                                                                                                     --------------
      .                                                                                                                   5,825,618
                                                                                                                     --------------

                HOUSEHOLD:                                                                                  4.17%
    6,100       Kao Corporation ADR                                                                                       1,886,749
   27,000       Proctor & Gamble                                                                                          1,786,860
                                                                                                                     --------------
                                                                                                                          3,673,609
                                                                                                                     --------------

                MANUFACTURING:                                                                              6.09%
   39,000       Dupont EI                                                                                                 1,810,380
   22,000       3M Co.                                                                                                    1,724,800
   26,000       United Technologies                                                                                       1,833,260
                                                                                                                     --------------
                                                                                                                          5,368,440
                                                                                                                     --------------

                MATERIALS:                                                                                  2.12%
   25,500       BHP Billiton LTD ADR                                                                                      1,866,090
                                                                                                                     --------------

                MULTI-MEDIA:                                                                                1.98%
   54,000       Walt Disney Co.                                                                                           1,750,140
                                                                                                                     --------------

                OIL:                                                                                       11.86%
   13,400       BASF AG - ADR                                                                                             1,716,906
   21,000       Chevron Corp.                                                                                             1,819,860
   22,500       Conocophillips                                                                                            1,860,975
   23,500       Royal Dutch Shell PLC                                                                                     1,679,075



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------


   18,000       Schlumberger Ltd.                                                                                       $ 1,556,100
   24,000       Total Fina ADR                                                                                            1,809,360
                                                                                                                    ---------------
      .                                                                                                                  10,442,276
                                                                                                                    ---------------

                RETAIL:                                                                                    5.72%
   27,200       Costco Wholesale                                                                                          1,684,224
   31,000       Nike, Inc. Class B                                                                                        1,866,200
   67,000       Staples, Inc.                                                                                             1,490,750
                                                                                                                    ---------------
                                                                                                                          5,041,174
                                                                                                                    ---------------

                TELECOMMUNICATIONS:                                                                        5.45%
   45,000       AT&T Inc.                                                                                                 1,567,350
   21,000       China Telecom Ltd Adr                                                                                     1,567,020
   35,000       Hutchison Whampoa ADR                                                                                     1,668,884
                                                                                                                    ---------------
                                                                                                                          4,803,254
                                                                                                                    ---------------

                TRANSPORTATION:                                                                            5.20%
   15,500       Fedex Corporation                                                                                         1,366,015
   51,600       Johnson Controls Inc.                                                                                     1,695,576
   14,000       Toyota Motor ADR                                                                                          1,519,700
                                                                                                                    ---------------
                                                                                                                          4,581,291
                                                                                                                    ---------------

                UTILITIES:                                                                                 3.96%
   28,000       EON AG ADR                                                                                                1,761,130
   28,600       FPL Group                                                                                                 1,724,294
                                                                                                                    ---------------
                                                                                                                          3,485,424
                                                                                                                    ---------------

                TOTAL INVESTMENTS:

                (Cost: $63,580,368)                                                                       98.70%         86,952,676
                Other assets, net                                                                          1.30%          1,143,984
                                                                                                      ----------    ---------------

                NET ASSETS                                                                               100.00%       $ 88,096,660
                                                                                                      ==========    ===============

* Non-income producing (security considered non-income producing if at least one dividend has not been accrued during the last year preceding the date of the Fund's related balance sheet.)

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.



CSI EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2008 (UNAUDITED)


ASSETS
  Investments at value (identified cost of $63,580,368) (Note 1)                                                       $ 86,952,676
  Cash                                                                                                                      881,404
  Dividends receivable                                                                                                      213,078
  Interest receivable                                                                                                         1,114
  Receivable for capital stock sold                                                                                              50
                                                                                                                             67,353
  Prepaid expenses                                                                                                   --------------
                                                                                                                         88,115,675
    TOTAL ASSETS                                                                                                     --------------

LIABILITIES
  Recoverable waived fees                                                                                                    12,843
  12b-1 fees, Class A                                                                                                         2,042
                                                                                                                              4,130
  Other accrued expenses                                                                                             --------------
                                                                                                                             19,015
    TOTAL LIABILITIES                                                                                                --------------

                                                                                                                       $ 88,096,660
NET ASSETS                                                                                                           ==============
  NET ASSETS CONSIST OF:
  Paid-in-capital applicable to 5,161,672 $0.01 par value shares of beneficial interest outstanding                    $ 63,208,555
  Accumulated net investment income (loss)                                                                                  259,710
  Accumulated net realized gain (loss) on investments                                                                     1,256,087
                                                                                                                         23,372,308
  Net unrealized appreciation (depreciation) of investments                                                          --------------
                                                                                                                       $ 88,096,660
  NET ASSETS                                                                                                         ==============

NET ASSET VALUE PER SHARE
INVESTOR CLASS SHARES
                                                                                                                            $ 17.08
($36,832,490/2,156,552 shares outstanding; 15,000,000 authorized)                                                    ==============

INSTITUTIONAL CLASS SHARES
                                                                                                                            $ 17.06
($47,861,935/2,805,737 shares outstanding; 10,000,000 authorized)                                                    ==============

CLASS A SHARES
                                                                                                                            $ 17.06
($3,402,235/199,383 shares outstanding; 15,000,000 authorized)                                                       ==============


CSI EQUITY FUND
STATEMENT OF OPERATIONS


SIX MONTHS ENDED FEBRUARY 29, 2008 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
  Dividend                                                                                                                $ 891,314
                                                                                                                             38,461
  Interest                                                                                                           --------------
                                                                                                                            929,775
    Total investment income                                                                                          --------------

EXPENSES
  Investment advisory fees (Note 2)                                                                                         421,410
  12b-1 fees - A Class (Note 2)                                                                                               6,413
  Recordkeeping and administrative services (Note 2)                                                                         45,866
  Custody fees                                                                                                               11,477
  Accounting fees (Note 2)                                                                                                   24,650
  Professional fees                                                                                                          21,955
  Transfer agent fees (Note 2)                                                                                               29,446
  Filing and registration fees                                                                                               21,061
  Shareholder servicing and reports (Note 2)                                                                                 37,095
  Compliance fees                                                                                                             4,013
  Directors fees                                                                                                              4,657
  Insurance                                                                                                                  10,088
                                                                                                                             19,590
  Other                                                                                                              --------------
    Total expenses                                                                                                          657,721
                                                                                                                             12,843
  Waived fees recovered (Note 2)                                                                                     --------------
                                                                                                                            670,564
  Expenses, net                                                                                                      --------------
                                                                                                                            259,211
    Net investment income (loss)                                                                                     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments                                                                               3,575,369
                                                                                                                        (8,887,489)
    Net increase (decrease) in unrealized appreciation/depreciation of investments                                   --------------
                                                                                                                        (5,312,120)
    Net realized and unrealized gain (loss)                                                                          --------------
                                                                                                                      $ (5,052,909)
    Increase (decrease) in net assets from operations                                                                ==============


CSI EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  SIX MONTHS ENDED
                                                                                                  FEBRUARY 29, 2008   YEAR ENDED
                                                                                                     (UNAUDITED)   AUGUST 31, 2007
                                                                                                     --------------  --------------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment gain (loss)                                                                              $ 259,211       $ 540,689
  Net realized gain (loss) on investments                                                                 3,575,369       3,972,847
                                                                                                        (8,887,489)      11,640,862
  Change in unrealized appreciation/depreciation on investments                                      --------------  --------------
                                                                                                        (5,052,909)      16,154,398
  Increase (decrease) in net assets from operations                                                  --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Investor Class                                                                                        (514,442)              --
    Institutional Class                                                                                   (624,970)              --
    A Class                                                                                                (23,119)              --
  Net realized gain
    Investor Class                                                                                      (2,165,620)     (1,518,813)
    Institutional Class                                                                                 (2,803,848)     (1,756,158)
                                                                                                          (195,829)       (132,594)
    A Class                                                                                          --------------  --------------
                                                                                                        (6,327,828)     (3,407,565)
  Decrease in net assets from distributions                                                          --------------  --------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Shares sold
    Investor Class                                                                                           28,608          44,088
    Institutional Class                                                                                   2,022,518       3,642,141
    A Class                                                                                                  92,864         154,526
  Distributions reinvested
    Investor Class                                                                                        2,670,873       1,514,637
    Institutional Class                                                                                   3,427,571       1,756,158
    A Class                                                                                                 209,069         126,680
  Shares redeemed
    Investor Class                                                                                      (6,241,569)     (4,684,856)
    Institutional Class                                                                                 (6,266,790)     (5,599,332)
                                                                                                          (199,844)       (704,767)
    A Class                                                                                          --------------  --------------
                                                                                                        (4,256,700)     (3,750,725)
  Increase (decrease) in net assets from capital share transactions                                  --------------  --------------

NET ASSETS
  Increase (decrease) during period                                                                    (15,637,437)       8,996,108
                                                                                                        103,734,097      94,737,989
  Beginning of period                                                                                --------------  --------------
END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $259,710 AND $1,163,030                $ 88,096,660   $ 103,734,097
  RESPECTIVELY)                                                                                      ==============  ==============



CSI EQUITY FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   INVESTOR CLASS SHARES
                                                        ---------------------------------------------------------------------------
                                                                                            YEARS ENDED AUGUST 31,
                                                                           --------------------------------------------------------
                                                       SIX MONTHS ENDED
                                                         FEBRUARY 29,
                                                             2008
                                                          (UNAUDITED)            2007                2006                2005
                                                       ----------------    ---------------    ------------------    ---------------

NET ASSET VALUE, BEGINNING OF PERIOD                        $ 19.33             $ 17.02            $ 15.52              $ 14.20
                                                        -----------         -----------        -----------          -----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                 0.10                0.12               0.15                 0.09
  Net realized and unrealized gain (loss) on                 (1.09)                2.81               1.50                 1.26
    investments                                         -----------         -----------        -----------          -----------
  TOTAL FROM INVESTMENT ACTIVITIES                           (0.99)                2.93               1.65                 1.35
                                                        -----------         -----------        -----------          -----------
DISTRIBUTIONS
  Net investment income                                      (0.23)                  --             (0.15)               (0.03)
  Net realized gain                                          (1.03)              (0.62)                 --                   --
                                                        -----------         -----------        -----------          -----------

  TOTAL DISTRIBUTIONS                                        (1.26)              (0.62)             (0.15)               (0.03)
                                                        -----------         -----------        -----------          -----------
NET ASSET VALUE, END OF PERIOD                              $ 17.08             $ 19.33            $ 17.02              $ 15.52
                                                        ===========         ===========        ===========          ===========

TOTAL RETURN                                                (5.67%)              17.40%             10.67%                9.50%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets (A)
  Expenses- net                                               1.34%*              1.46%              1.52%(B)             1.49%
  Net investment income                                       0.54%*              0.55%              0.61%                0.74%
Portfolio turnover rate                                       8.16%              13.54%              9.90%               17.51%
Net assets, end of period (000's)                          $ 36,832            $ 45,073           $ 42,528             $ 66,112
(1)- less than one cent
*- Annualized
(A) Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.05% for the year ended August 31, 2006; 0.04% for the year ended August 31, 2005 and 0.08% for the year ended August 31,
2003.
(B) Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement.
Exclusion of these expenses from the expense ratio would result in 0.03% reduction in the expense ratio for the year ended August
31, 2006.
(C) Expense ratio reflects the effect of the custodian fee credits, fee waivers and reimbursements.
(D) Recovery of waivers increased the expense ratio and reduced net investment income ratio by 0.03% for the six months ended
February 29, 2008.

CSI EQUITY FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      INVESTOR CLASS SHARES
                                                                                              -------------------------------------
                                                                                                      YEARS ENDED AUGUST 31,
                                                                                              -------------------------------------
                                                                                                    2004                2003
                                                                                              ---------------    ------------------


NET ASSET VALUE, BEGINNING OF PERIOD                                                               $ 12.66            $ 12.07
                                                                                               -----------        -----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                        0.04               0.05
  Net realized and unrealized gain (loss) on investments                                              1.55               0.54
                                                                                               -----------        -----------
  TOTAL FROM INVESTMENT ACTIVITIES                                                                    1.59               0.59
                                                                                               -----------        -----------
DISTRIBUTIONS
  Net investment income                                                                             (0.05)               0.00(1)
  Net realized gain                                                                                     --                 --
                                                                                               -----------        -----------

  TOTAL DISTRIBUTIONS                                                                               (0.05)               0.00
                                                                                               -----------        -----------
NET ASSET VALUE, END OF PERIOD                                                                     $ 14.20            $ 12.66
                                                                                               ===========        ===========

TOTAL RETURN                                                                                        12.55%              4.91%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets (A)
  Expenses- net                                                                                      1.49%              1.49%(C)
  Net investment income                                                                              0.23%              0.36%
Portfolio turnover rate                                                                             25.11%             10.28%
Net assets, end of period (000's)                                                                 $ 68,205           $ 69,428
(1)- less than one cent
*- Annualized
(A) Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.05% for the year ended August 31, 2006; 0.04% for the year ended August 31, 2005 and 0.08% for the year ended August 31,
2003.
(B) Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement.
Exclusion of these expenses from the expense ratio would result in 0.03% reduction in the expense ratio for the year ended August
31, 2006.
(C) Expense ratio reflects the effect of the custodian fee credits, fee waivers and reimbursements.
(D) Recovery of waivers increased the expense ratio and reduced net investment income ratio by 0.03% for the six months ended
February 29, 2008.



CSI EQUITY FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              INSTITUTIONAL CLASS SHARES
                                                    -------------------------------------------------------------------------------
                                                                                            YEARS ENDED AUGUST 31,
                                                                           --------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                     FEBRUARY 29, 2008
                                                        (UNAUDITED)              2007                2006                2005
                                                   --------------------    ---------------    ------------------    ---------------

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 19.30                 $ 17.00            $ 15.51              $ 14.18
                                                    -----------             -----------        -----------          -----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                             0.10                    0.11               0.15                 0.09
  Net realized and unrealized gain (loss) on             (1.08)                    2.81               1.49                 1.27
    investments                                     -----------             -----------        -----------          -----------
  TOTAL FROM INVESTMENT ACTIVITIES                       (0.98)                    2.92               1.64                 1.36
                                                    -----------             -----------        -----------          -----------
DISTRIBUTIONS
  Net investment income                                  (0.23)                      --             (0.15)               (0.03)
  Net realized gain                                      (1.03)                  (0.62)                 --                   --
                                                    -----------             -----------        -----------          -----------

  TOTAL DISTRIBUTIONS                                    (1.26)                  (0.62)             (0.15)               (0.03)
                                                    -----------             -----------        -----------          -----------
NET ASSET VALUE, END OF PERIOD                          $ 17.06                 $ 19.30            $ 17.00              $ 15.51
                                                    ===========             ===========        ===========          ===========

TOTAL RETURN                                            (5.54%)                  17.36%             10.61%                9.57%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets (A)
  Expenses- net                                           1.34%(D) *              1.46%              1.52%(B)             1.49%
  Net investment income                                   0.54%*                  0.55%              0.61%                0.74%
Portfolio turnover rate                                   8.16%                  13.54%              9.90%               17.51%
Net assets, end of period (000's)                      $ 47,862                $ 54,937           $ 48,540             $ 51,459
* Annualized
(A) Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.05% for the year ended August 31, 2006; 0.04% for the year ended August 31, 2005 and 0.08% for the year ended August 31,
2003.
(B) Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement.
Exclusion of these expenses from the expense ratio would result in 0.03% reduction in the expense ratio for the year ended August
31, 2006.
(C) Expense ratio reflects the effect of the custodian fee credits, fee waivers and reimbursements.
(D) Recovery of waivers increased the expense ratio and reduced net investment income ratio by 0.03% for the six months ended
February 29, 2008.

CSI EQUITY FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    INSTITUTIONAL CLASS SHARES
                                                                                              -------------------------------------
                                                                                                      YEARS ENDED AUGUST 31,
                                                                                              -------------------------------------
                                                                                                    2004                2003
                                                                                              ---------------    ------------------


NET ASSET VALUE, BEGINNING OF PERIOD                                                               $ 12.65            $ 12.06
                                                                                               -----------        -----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                        0.03               0.04
  Net realized and unrealized gain (loss) on investments                                              1.55               0.55
                                                                                               -----------        -----------
  TOTAL FROM INVESTMENT ACTIVITIES                                                                    1.58               0.59
                                                                                               -----------        -----------
DISTRIBUTIONS
  Net investment income                                                                             (0.05)                 --
  Net realized gain                                                                                     --                 --
                                                                                               -----------        -----------

  TOTAL DISTRIBUTIONS                                                                               (0.05)                 --
                                                                                               -----------        -----------
NET ASSET VALUE, END OF PERIOD                                                                     $ 14.18            $ 12.65
                                                                                               ===========        ===========

TOTAL RETURN                                                                                        12.48%              4.89%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets (A)
  Expenses- net                                                                                      1.49%              1.49%(C)
  Net investment income                                                                              0.23%              0.36%
Portfolio turnover rate                                                                             25.11%             10.28%
Net assets, end of period (000's)                                                                 $ 45,479           $ 36,648
* Annualized
(A) Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.05% for the year ended August 31, 2006; 0.04% for the year ended August 31, 2005 and 0.08% for the year ended August 31,
2003.
(B) Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement.
Exclusion of these expenses from the expense ratio would result in 0.03% reduction in the expense ratio for the year ended August
31, 2006.
(C) Expense ratio reflects the effect of the custodian fee credits, fee waivers and reimbursements.
(D) Recovery of waivers increased the expense ratio and reduced net investment income ratio by 0.03% for the six months ended
February 29, 2008.



CSI EQUITY FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              CLASS A SHARES
                                                                       ------------------------------------------------------------
                                                                        SIX MONTHS ENDED        YEAR ENDED             PERIOD
                                                                        FEBRUARY 29, 2008       AUGUST 31,        MARCH 1, 2006 TO
                                                                           (UNAUDITED)             2007           AUGUST 31, 2006
                                                                      --------------------    --------------    -------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                      $ 19.22                 $ 16.99           $ 16.47
                                                                       ----------              ----------        ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                               0.04                    0.04              0.07
  Net realized and unrealized gain (loss) on investments                   (1.05)                    2.81              0.45
                                                                       ----------              ----------        ----------
  TOTAL FROM INVESTMENT ACTIVITIES                                         (1.01)                    2.85              0.52
                                                                       ----------              ----------        ----------
DISTRIBUTIONS
  Net investment income                                                    (0.12)                      --                --
  Net realized gain                                                        (1.03)                  (0.62)                --
                                                                       ----------              ----------        ----------

  TOTAL DISTRIBUTIONS                                                      (1.15)                  (0.62)                --
                                                                       ----------              ----------        ----------
NET ASSET VALUE, END OF PERIOD                                            $ 17.06                 $ 19.22           $ 16.99
                                                                       ==========              ==========        ==========

TOTAL RETURN                                                              (5.54%)                  16.95%             3.16%**
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets (A)
  Expenses- net                                                             1.69%(B) **             1.81%             1.87%(A)**
  Net investment income                                                     0.19%**                 0.20%             0.77%**
Portfolio turnover rate                                                     8.16%                  13.54%             9.90%
Net assets, end of period (000's)                                         $ 3,402                 $ 3,724           $ 3,670
* A Class Shares acquired in merger on March 1, 2006. (See Note 6)
**Annualized
(A) Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement.
Exclusion of these expenses from the expense ratio would result in 0.03% reduction in the expense ratio for the year ended August
31, 2006.
(B) Recovery of waivers increased the expense ratio and reduced net investment income ratio by 0.03% for the six months ended
February 29, 2008.


CSI EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SIGNIFICANT ACCOUNTING POLICIES

     The CSI Equity Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 (Investor Class: 15,000,000; Institutional Class: 10,000,000; A
Class: 15,000,000; C Class: 10,000,000) of its 1,050,000,000 shares of $.01 par value common stock. The Fund currently offers three classes of shares ("Investor Class", "Institutional Class" and "A Class").

     The objective of the Fund is to seek to achieve growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stocks, such as, warrants, convertible bonds, debentures or convertible preferred stock. In seeking to meet its objective, the Fund will invest on a global basis.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

VALUATION

     The Fund's securities are valued at current market prices. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. Securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. Depositary receipts are valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate.

     In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

SECURITY TRANSACTIONS AND INCOME

     Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

ACCOUNTING ESTIMATES

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements and is effective for the Fund's fiscal year beginning September 1, 2007. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Management has analyzed the Fund's tax positions taken for all open tax years (tax years ended August 31, 2005-2007) for purposes of implementing FIN 48 and has concluded that there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

RECLASSIFICATION OF CAPITAL ACCOUNTS

     Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

CLASS NET ASSET VALUES AND EXPENSES

     All income, expenses, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and transfer agency expenses are allocated to the particular class to which they are attributable. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI") provides investment services for an annual fee of 0.50% of average daily net assets of the Fund. Prior to January 1, 2008, the Adviser was entitled to a monthly fee equal to an annual rate of 1.00% of the Fund's average daily net assets. Beginning January 1, 2008, the Adviser has contractually agreed to reduce its advisory fee to 0.50%. This new contractual fee between the Adviser and the Fund does not provide for the recoupment by the Adviser of any fees the Adviser previously waived.

     Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder services, recordkeeping, administrative and blue-sky filing services. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $21,061 of filing and registration fees expense incurred and the $37,095 of shareholder services and reports expense incurred, CSS received $2,445 and $510, respectively, for these services. For other administrative services, CSS receives 0.10% of average daily net assets of the Fund on the first $75 million and 0.07% per annum of the average daily net assets over $75 million. CSS has contractually agreed to waive its fees and reimburse the Fund for expenses in order to limit operating expenses to 1.49% of average daily net assets through December 31, 2007 and to 0.99% of daily average net assets from January 1, 2008 through August 31, 2008. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). For the six months ended February 29, 2008, CSS earned and received $45,866 in administrative fees.

     The Administrator will be entitled to reimbursement of fees waived or remitted by the Administrator to the Fund. The total amount of reimbursement recoverable by the Administrator is the sum of all fees previously waived or remitted by the Administrator to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Administrator with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 29, 2008 was $86,923 of which $30,263 expires August 31, 2008 and $56,660 expires August 31, 2009. As of February 29, 2008, the Administrator has recovered $12,843.
     The Fund has adopted a Distribution Plan (the "Plan") for Class A Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.35% of average daily net assets attributable to its Class A shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares. As of February 29, 2008, there were $6,413 in Class A 12b-1 expenses incurred.

     First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the six months ended February 29, 2008, FDCC received no fees and commissions from the sale of Fund shares. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 90 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended February 29, 2008, FDCC received no CDSC fees.
     Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI earned and received $29,446, for its services for the six months ended February 29, 2008.

     Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA received $24,650 for its services for the six months ended February 29, 2008.

     Certain officers and/or an interested director of the Fund are also officers and/or director of FDCC, CSI, CSS, CFA and FSI.

INVESTMENTS

     The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended February 29, 2008, aggregated $7,984,067 and $18,787,866, respectively.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

     The tax character of distributions paid during the six months ended February 29, 2008 and the year ended August 31, 2007 was as follows:

                                                                                             Six months ended
                                                                                            February 29, 2008       Year ended
                                                                                               (unaudited)       August 31, 2007
                                                                                             ------------------  ------------------

Distributions paid from:
Ordinary income                                                                                     $ 1,162,531                 $ 0
                                                                                                      5,165,297           3,407,565
Accumulated net realized gain on investments                                                 ------------------  ------------------
                                                                                                    $ 6,327,828         $ 3,407,565
Total distributions                                                                          ==================  ==================


     As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

                                    Undistributed net investment income                                            $ 1,163,030

Accumulated net realized gain (loss) on investments                                                                       3,014,882
Capital loss carryforward limitation in connection with merger                                                            (168,867)
                                                                                                                         32,259,797
Net unrealized appreciation on investments                                                                      -------------------
                                                                                                                       $ 36,268,842
                                                                                                                ===================


     For the Fund, $168,867 of capital loss carryover related to the acquisition of the Matterhorn Growth Fund, Inc. on March 1, 2006 is remaining to be recognized over the next year.

CAPITAL STOCK TRANSACTIONS

     Capital stock transactions for each class of shares were:


                                           Investor Class                Institutional Class                    A Class
                                          Six Months Ended                 Six Months Ended                Six Months Ended
                                         February 29, 2008                February 29, 2008                February 29, 2008
                                            (unaudited)                      (unaudited)                      (unaudited)
                                  -------------------------------  -------------------------------  -------------------------------
                                           Shares           Value           Shares           Value           Shares           Value
                                   --------------  --------------   --------------  --------------   --------------  --------------
Shares sold                                 1,504        $ 28,608          108,085     $ 2,022,518            5,038        $ 92,864

Shares reinvested                         143,959       2,670,873          184,996       3,427,571           11,296         209,069
                                        (321,120)     (6,241,569)        (333,991)     (6,266,790)         (10,744)       (199,844)
Shares redeemed (A)                --------------  --------------   --------------  --------------   --------------  --------------
                                        (175,657)   $ (3,542,088)         (40,910)     $ (816,701)          (5,590)       $ 102,089
Net increase (decrease)            ==============  ==============   ==============  ==============   ==============  ==============
                                                               $-                          $ 1,302                               $-
(A) Net of redemption fees                         ==============                   ==============                   ==============



                                           Investor Class                Institutional Class                    A Class
                                             Year Ended                       Year Ended                      Year Ended
                                          August 31, 2007                  August 31, 2007                  August 31, 2007
                                  -------------------------------  -------------------------------  -------------------------------
                                           Shares           Value           Shares           Value           Shares           Value
                                   --------------  --------------   --------------  --------------   --------------  --------------
Shares sold                                 2,377        $ 44,088          199,495     $ 3,642,141            8,588       $ 154,526

Shares reinvested                          82,903       1,514,637           96,228       1,756,158            6,956         126,680
                                        (251,589)     (4,684,856)        (304,777)     (5,599,332)         (37,781)       (704,767)
Shares redeemed                    --------------  --------------   --------------  --------------   --------------  --------------
                                        (166,309)   $ (3,126,131)          (9,054)     $ (201,033)         (22,237)     $ (423,561)
Net increase (decrease)            ==============  ==============   ==============  ==============   ==============  ==============


CSI EQUITY FUND
SUPPLEMENTAL INFORMATION
(UNAUDITED)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the Operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT RENEWAL

At a meeting of the Board of Directors of the Company (the "Board") held on November 29, 2007 (the "Meeting"), the Board, including the directors of the Board who are not "interested persons" of the Board, as that term is defined in the 1940 Act (the "Independent Directors"), re-approved the investment advisory agreement (the "Advisory Agreement") between the Company, on behalf of the Fund, and CSI Capital Management, Inc. (the "Advisor"), relating to the Fund.

In preparation for the Meeting, the Board requested and reviewed a wide variety of information from the Advisor, including written materials provided by the Advisor regarding: (i) the nature, extent and quality of the services to be provided by the Advisor; (ii) the investment performance of the Fund;
(iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below. In approving the Advisory Agreement, the Board considered many factors, including the following:

(i) The nature, extent and quality of services provided by the Advisor. The Board reviewed the services that the Advisor provides to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund and generally managing the Fund's investments in accordance with the stated investment objective and policies of the Fund. The Board received information concerning the investment philosophy and investment process employed by the Advisor in managing the Fund. Additionally, representatives from the Advisor joined the Meeting and provided the Board with a presentation regarding the Advisor's organization and investment outlook. The Board considered and discussed, among other things, the Fund's performance, market conditions and the Advisor's investment process and trading practices. On this basis, along with information provided in advance of the Meeting, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by the Advisor.

(ii) Investment performance of the Fund and the Advisor. The Board, using written materials provided by the Advisor and by Lipper, considered the Fund's performance compared to a benchmark index and other similar mutual funds for various trailing periods ended September 30, 2007. In particular, the Board noted that the Fund's performance was within the range of its peer group and the Lipper Index, particularly when compared with market challenges and the Advisor's efforts to control portfolio turnover, and concluded that it was satisfied with the investment performance of the Fund.

(iii) Consideration of advisory fee; Cost of advisory services and level of profitability of the Advisor from the relationship with the Fund. Next, the Board considered the level of advisory fees paid by the Fund and the profitability of the Advisor. As part of its analysis, the Board considered fee and expense analyses compiled by Lipper, and noted that the Fund's total fees and expenses were within the range of fees and expenses paid by other funds with common asset levels. Representatives from the Advisor also discussed with the Board fees charged by comparable funds. In reviewing the advisory fee, the Board considered fees paid by other large cap core funds of comparable size and investment objective, noting that the advisory fee received by the Advisor was comparable to and competitive with fees charged to those funds. Based on such information, the Board concluded that the advisory fee and the overall expense ratio of the Fund were generally consistent with industry averages and otherwise fair and reasonable in light of services provided and the Fund's current asset level.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect such economies of scale. In concluding that the advisory fees payable by the Fund were reasonable, the Board reviewed, among other things, a report of the costs of services provided by and the profits realized by the Advisor from its relationship with the Fund and concluded that such profits were not excessive. The Board also discussed the Advisor's financial outlook with representatives of the Advisor at the Meeting. Additionally, the Board reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the expense ratio paid by the Fund was consistent with industry standards. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

After consideration of this information and such other items as the Independent Trustees deemed appropriate, the Board concluded that the Advisory Agreement contained terms, including the provision for fees, that were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees of the Trust, unanimously approved the Advisory Agreement.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER:

CSI Capital Management, Inc.
600 C California Street, 18th Floor
San Francisco, CA 94108

DISTRIBUTOR:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

TRANSFER AGENT:

For account information, wire purchase or redemptions, call or write to CSI Equity Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

MORE INFORMATION:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call CSI Funds at (800) 527-9525, Toll Free or visit our website at www.theworldfunds.com.

Semi-annual Letter to Shareholders

THIRD MILLENNIUM RUSSIA FUND

For the Period Ended February 29, 2008

FUND PERFORMANCE. YOUR FUND INCREASED IN VALUE 16.85% FOR THE SIX MONTH PERIOD. FOR THE 4TH QUARTER OF CALENDAR 2007, YOUR FUND WAS THE 15TH BEST PERFORMING MUTUAL FUND IN AMERICA, ACCORDING TO LIPPER (THE WALL STREET JOURNAL, JANUARY 3, 2008, P. R19). FOR CALENDAR 2007, THE FUND WAS UP 28.5%. IN FACT, RUSSIA HAS HAD A YEAR-END RALLY FOR THE SEVEN OUT OF THE LAST EIGHT YEARS, ALTHOUGH WE HAVE SUFFERED A DRAMATIC CORRECTION SO FAR IN CALENDAR 2008 (AS WE DID IN EARLY 2007). THE GOOD NEWS IS THAT WE ARE BEATING THE RTS INDEX SO FAR THIS YEAR AS WELL AS THE COMPETITION.

Unfortunately, the skittish U.S. stock market has affected everyone and, while the fundamental performance of companies in your portfolio remains strong, investors everywhere, including inside Russia, hang on developments at the Fed and in US markets. Demand for Russian commodity exports, priced in dollars, remains high, even at historically high levels, costing purchasers more and more in dollars. Ruble investments in general, of course, continue to strengthen against the dollar which continues to slide.

The Russian domestic economy is expected to grow 8% this year. Weak spots worth mentioning are: (1) inflation concerns arise given the dynamic in an election year towards expenditures from the Russian treasury for the Priority National Programs outlined by new President Dmitry Medvedev, in housing, education, health care and rural life. The PNP is detailed in our new book, published by John Wiley & Sons, OUT OF THE RED, INVESTMENT AND CAPITALISM IN RUSSIA, WHICH INVESTORS WILL BE RECEIVING IN DUE COURSE. FINANCE MINISTER KUDRIN'S CONTINUING EMPHASIS ON FISCAL RESTRAINT MAY BE COMPROMISED AS THE BATTLE AGAINST INFLATION IN RUSSIA IS MORE SHOULDERED BY THE CENTRAL BANK OF RUSSIA WITH TIGHTER MONETARY MEASURES (REAL INTEREST RATES HAVE BEEN NEGATIVE BUT SHOULD RISE). SO INFLATION IS A CONCERN.

(2) Oil company revenues have been constrained by the excessive tax regime on this industry. Relief is being sought now that the election cycle is over, but the Russian Government must decide what role it wants the Russian oil industry to play on the world market. Exportable oil out of Russia has still not reached the levels of the mid-1980s and, given the current tax regime, companies are not incented to do greenfield exploration, tertiary recovery, etc. Big concern; which explains why your Fund currently has only a modest exposure here.

RUSSIAN COMPANIES. AS OF THE BEGINNING OF THE CALENDAR YEAR, OUR BEST PERFORMING STOCKS WERE THE FERTILIZER COMPANIES, URALKALY (URKA), A POTASH FIRM, AND SILVINIT (SILVP). THE CELL PHONE COMPANIES VIMPLECOM (VIP) AND MOBILE TELESYSTEMS (MBT) WERE UP STRONGLY, AS WELL AS THE WIRELINE TELECOM COMSTAR (CMST).

Your Fund continues to benefit from the ongoing efforts of the Russian Government to revitalize its Soviet-era infrastructure with good returns on cement producer SIBERIAN CEMENT (SCEM) AND STEEL PRODUCERS EVRAZ GROUP (EVR), NOVOLIPETSK STEEL (NLMK)AND SEVERSTAL (SVST).

Global credit market concerns continued to weigh on bank stocks such as SBERBANK(SBER) AND REAL ESTATE INVESTMENT COMPANIES, REPRESENTED IN YOUR PORTFOLIO WITH MIRLAND DEVELOPMENT (MLD), OPEN INVESTMENTS (OPIN)ANDSISTEMA-HALS (HALS). THESE COMPANIES CONTINUE TO DISPLAY POSITIVE FINANCIAL RESULTS EVEN AS MARKET SENTIMENT DEPRESSES THEIR SHARE PRICES.

HIGH TECH. ON MARCH 5TH AS I SPOKE AT THE ANNUAL MEETING OF USIC (UNITED STATES INDUSTRY COALITION), A LONGSTANDING CO-ORDINATING GROUP BASED IN WASHINGTON WHICH STARTED WITH THE EFFORT TO HELP RUSSIA DISMANTLE ITS NUCLEAR ARSENAL BACK IN THE 1990S. CLOSE WORKING RELATIONSHIPS HAD BEEN FORMED BETWEEN SOME OF OUR MOST ADVANCED SCIENTIFIC INSTITUTES AND THOSE IN RUSSIA WHICH ARE NOW BLOSSOMING INTO COMMERCIAL RELATIONSHIPS. THE BROOKHAVEN GROUP UNDER THE US DEPARTMENT OF ENERGY, WHICH CONSISTS OF OUR 12 MOST ADVANCED LABS, LAWRENCE LIVERMORE AND THE REST, EACH GAVE COMMERCIAL TYPE PRESENTATIONS (MANY OF THEM ARE NOW MANAGED IN FACT BY COMMERCIAL COMPANIES) AND THIS BI-LATERAL EFFORT IS NOW AIMED AT INVENTIONS AND THEIR COMMERCIALIZATION IN NUMEROUS HIGH TECH FIELDS(Y)..A WORLD APART FROM THE SEEMING HOSTILITY DISPLAYED IN THE DAILY PRESS. THE FUTURE OF RUSSIAN ENTERPRISES IN AEROSPACE, BIOTECH, IT AND OTHER AREAS OF COMMERCIAL APPLICATION SEEMS BRIGHT, BUT NUCLEAR-RELATED ACTIVITIES WILL ALMOST CERTAINLY REMAIN A GOVERNMENT-OWNED INDUSTRY.

We recently took a small position in Data Art, a specialty software company out of St. Petersberg, but generally have not seen many opportunities yet in high tech. We will keep looking.

This will probably be another bumpy year. Thank you for your continuing support.

John T. Connor

Portfolio Manager

Past performance is no guarantee of future results. The views expressed are those of the investment advisor as of February 29, 2008, and are not intended as a forecast or investment recommendation. The indexes mentioned are not available for investment.

THIRD MILLENNIUM RUSSIA FUND
FUND EXPENSES (UNAUDITED)

FUND EXPENSES EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or contingent deferred sales charges on certain redemptions made within 360 days of purchase and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2007 and held for the six months ended February 29, 2008.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                                             Expenses Paid During
                                                                                                                    Period*
                                                                                                               September 1, 2007
                                                    Beginning Account Value       Ending Account Value       through February 29,
A CLASS                                                September 1, 2007            February 29, 2008                2008


Actual                                                      $ 1,000                    $ 1,168.50                   $ 14.83
Hypothetical (5% return before expenses)                    $ 1,000                    $ 1,011.25                   $ 13.75



                                                                                                             Expenses Paid During
                                                                                                                    Period*
                                                                                                               September 1, 2007
                                                    Beginning Account Value       Ending Account Value       through February 29,
C CLASS                                                September 1, 2007            February 29, 2008                2008


Actual                                                      $ 1,000                    $ 1,159.70                   $ 18.79
Hypothetical (5% return before expenses)                    $ 1,000                    $ 1,007.50                   $ 17.47



                                                                                                             Expenses Paid During
                                                                                                                    Period*
                                                                                                               September 1, 2007
                                                    Beginning Account Value       Ending Account Value       through February 29,
I CLASS                                                September 1, 2007            February 29, 2008                2008


Actual                                                      $ 1,000                    $ 1,170.20                   $ 13.49
Hypothetical (5% return before expenses)                    $ 1,000                    $ 1,012.50                   $ 12.51


* - Expenses are equal to the Fund's annualized expense ratio of 2.75% for Class A; 3.50% for Class C and 2.50% for Class I, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 366 days in the current year.
Portfolio Holdings, by Sector, as Percentage of Net Assets

                THIRD MILLENNIUM RUSSIA FUND PORTFOLIO HOLDINGS,
                     BY SECTOR, AS PERCENTAGE OF NET ASSETS
                      AS OF FEBRUARY 29, 2008 (UNAUDITED)



                         [ PORTFOLIO HOLDINGS Graphic ]

                          THIRD MILLENNIUM RUSSIA FUND
                            SCHEDULE OF INVESTMENTS
                               FEBRUARY 29, 2008
                                  (UNAUDITED)


   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------


                COMMON STOCK:                                                                              87.88%

                AGRICULTURE/CHEMICALS:                                                                     11.97%
   20,000       Acron US $ Board                                                                                        $ 1,740,000
     782        Rusgrain Holding*                                                                                           609,960
    3,592       Silvinit Preferred *                                                                                      2,245,000
   20,000       Stirol Concern ADR*                                                                                         516,222
   240,000      Uralkaliy                                                                                                 9,722,400
                                                                                                                     --------------
                                                                                                                         14,833,582
                                                                                                                     --------------

                CELLULAR TELECOMMUNICATION:                                                                 9.49%
   70,000       Mobile Telesystems ADR*                                                                                   5,744,200
   170,000      Vimpel Communications ADR*                                                                                6,035,000
                                                                                                                     --------------
                                                                                                                         11,779,200
                                                                                                                     --------------

                CONSTRUCTION:                                                                               2.28%
  1,000,000     Russian Infrastructure*                                                                                   1,123,330
    6,000       Sibirskiy Cement Board*                                                                                   1,080,000
     50         UBS AG London WTS*                                                                                          630,000
                                                                                                                     --------------
                                                                                                                          2,833,330
                                                                                                                     --------------

                CONSUMER:                                                                                  13.26%
   68,667       Data Art *                                                                                                  699,998
   638,825      Kalina Concern GDR 144A                                                                                   2,219,900
   100,000      KDD Group NV-W/I*                                                                                           372,300
   270,000      Mirland Development Corp.*                                                                                2,626,949
   138,352      Open Investments GDR *                                                                                    4,314,853
    8,875       Pharmacy Chain 36.6*                                                                                        497,000
    7,500       RBC Information Systems *                                                                                   315,000
    6,000       Rosinter Restaurants Holding*                                                                               328,800
   40,000       Severstal Avto                                                                                            2,382,000
   100,000      Sistema Hals GDR 144A                                                                                       762,500
   55,000       TMM Real Estate GDR *                                                                                       910,221
   30,000       X-Five Retail Group REG S*                                                                                1,011,000
                                                                                                                     --------------
                                                                                                                         16,440,521
                                                                                                                     --------------



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------


                FINANCIAL:                                                                                  5.79%
    5,000       Renaissance Russia Distressed Ltd.*                                                                       $ 503,365
  2,000,000     Sberbank RF *                                                                                             6,680,000
                                                                                                                     --------------
                                                                                                                          7,183,365
                                                                                                                     --------------

                GAS DISTRIBUTION:                                                                           9.22%
   80,000       Gazprom RTS                                                                                               4,064,000
   85,000       Novatek OAO Spon GDR                                                                                      6,481,250
   183,554      Teton Energy Corporation*                                                                                   890,237
                                                                                                                     --------------
                                                                                                                         11,435,487
                                                                                                                     --------------

                NATURAL RESOURCES:                                                                          9.63%
   300,000      Norilsk ADR*                                                                                              8,805,000
   12,000       Verkhanaya Salda Metal*                                                                                   3,144,000
                                                                                                                     --------------
                                                                                                                         11,949,000
                                                                                                                     --------------

                OIL DISTRIBUTION:                                                                           4.17%
   72,250       Kazmunaigas ADR*                                                                                          1,784,575
   40,000       Lukoil Oil Co. ADR                                                                                        2,980,000
   50,000       Rosneft Oil GDR*                                                                                            409,000
                                                                                                                     --------------
                                                                                                                          5,173,575
                                                                                                                     --------------

                STEEL:                                                                                      7.06%
   23,000       Evraz Group SA GDR                                                                                        2,162,000
   13,600       Khartsyzsky Trubny Z GDR *                                                                                  447,874
   55,000       Novolipetsk Steel GDR 144A                                                                                2,520,100
   108,500      Severstal GDR                                                                                             2,766,750
   25,000       TMK - GDR*                                                                                                  862,500
                                                                                                                     --------------
                                                                                                                          8,759,224
                                                                                                                     --------------

                TRANSPORTATION:                                                                             3.10%
    8,800       Aeroflot REG S*                                                                                           3,850,000
                                                                                                                     --------------

                UTILITIES:                                                                                  9.41%
     600        Deutsche Bank WTS 12/31/2009*                                                                             3,105,750
 25,052,902     Federal Hydrogenerating Co.*                                                                              2,225,837
  1,737,954     Rengen SHS*                                                                                               6,344,522
                                                                                                                     --------------
                                                                                                                         11,676,109
                                                                                                                     --------------



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------


                WIRELINE TELECOMMUNICATION:                                                                 2.50%
   300,000      Comstar GDR                                                                                             $ 2,970,000
    1,000       Far East Telecom ADR*                                                                                       135,750
                                                                                                                     --------------
                                                                                                                          3,105,750
                                                                                                                     --------------

                TOTAL INVESTMENTS:
                (Cost: $ 72,960,958)                                                                       87.88%       109,019,143
                Other assets, net of liabilities                                                           12.12%        15,041,658
                                                                                                    -------------    --------------

                NET ASSETS                                                                                100.00%     $ 124,060,801

*Non-income producing (security considered non-income producing if at least one dividend has not been accrued during the last year preceding the date of the Fund's related balance sheet.)

ADR- Secruity represented is held by the custodian bank in the form of American Depository Receipts.

GDR- Security represented is held by the custodian bank in the form of Global Depository Receipts.



THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2008 (UNAUDITED)


ASSETS
  Investments at value (identified cost of $72,960,958) (Note 1)                                                      $ 109,019,143
  Cash and cash equivalents                                                                                               3,627,142
  Dividends receivable                                                                                                        1,002
  Receivable for capital stock sold                                                                                      12,322,454
  Receivable for securities sold                                                                                          1,336,193
                                                                                                                             69,203
  Prepaid expenses                                                                                                   --------------
                                                                                                                        126,375,137
    TOTAL ASSETS                                                                                                     --------------

LIABILITIES
  Payable for capital stock redeemed                                                                                        275,887
  Payable for securitites purchased                                                                                       1,884,895
  Accrued advisor fees                                                                                                      123,089
  Accrued 12b-1 fees                                                                                                          1,604
  Accrued administrative fees                                                                                                 5,098
                                                                                                                             23,763
  Other accrued expenses                                                                                             --------------
                                                                                                                          2,314,336
    TOTAL LIABILITIES                                                                                                --------------

                                                                                                                      $ 124,060,801
NET ASSETS                                                                                                           ==============
  NET ASSETS CONSIST OF:
  Paid-in-capital applicable to 2,137,394 $0.01 par value shares of beneficial interest outstanding                    $ 80,609,568
  Accumulated undistributed net investment gain (loss)                                                                    (827,328)
  Accumulated net realized gain (loss) on investments and foreign currency transactions                                   8,220,015
                                                                                                                         36,058,546
  Net unrealized appreciation (depreciation) of investments and foreign currency transactions                        --------------
                                                                                                                      $ 124,060,801
  NET ASSETS                                                                                                         ==============

NET ASSET VALUE PER SHARE
  A CLASS
                                                                                                                            $ 57.94
  ($102,532,853/1,769,587 shares outstanding; 20,000,000 authorized)                                                 ==============
                                                                                                                            $ 61.47
MAXIMUM OFFERING PRICE PER SHARE ($57.94 X 100/94.25)                                                                ==============
  C CLASS
                                                                                                                            $ 55.46
  ($5,550,190/100,080 shares outstanding; 15,000,000 authorized)                                                     ==============
  I CLASS
                                                                                                                            $ 59.68
  ($15,977,758/267,727 shares outstanding; 15,000,000 authorized)                                                    ==============


THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF OPERATIONS


SIX MONTHS ENDED FEBRUARY 29, 2008 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
  Interest                                                                                                                 $ 29,166
                                                                                                                            644,650
  Dividend (net of $74,644 foreign taxes withheld)                                                                   --------------
                                                                                                                            673,816
    Total investment income                                                                                          --------------

EXPENSES
  Investment advisory fees (Note 2)                                                                                         949,985
  12b-1 fees, Class A (Note 2)                                                                                              125,582
  12b-1 and service fees, Class C (Note 2)                                                                                   22,843
  Recordkeeping and administrative services (Note 2)                                                                        108,570
  Custodian fees                                                                                                            132,662
  Accounting fees                                                                                                            32,926
  Professional fees                                                                                                          25,319
  Compliance fees                                                                                                             3,740
  Registration fees (Note 2)                                                                                                 18,879
  Transfer agent fees (Note 2)                                                                                               52,977
  Shareholder servicing and reports (Note 2)                                                                                 85,986
                                                                                                                             33,036
  Miscellaneous                                                                                                      --------------
    Total expenses                                                                                                        1,592,505
                                                                                                                           (91,361)
    Less management fee waiver (Note 2)                                                                              --------------
                                                                                                                          1,501,144
    Expenses, net                                                                                                    --------------
                                                                                                                          (827,328)
  Net investment income (loss)                                                                                       --------------

REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS
    Net realized gain (loss) on investments                                                                              11,180,493
    Net realized gain (loss) on foreign currency conversions                                                               (32,760)
                                                                                                                          5,464,272
  Change in net unrealized appreciation/depreciation of investments and foreign currency translations                --------------
                                                                                                                         16,612,005
    Net realized and unrealized gain (loss)                                                                          --------------
                                                                                                                       $ 15,784,677
    INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                ==============


THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  SIX MONTHS ENDED
                                                                                                  FEBRUARY 29, 2008   YEAR ENDED
                                                                                                     (UNAUDITED)   AUGUST 31, 2007
                                                                                                     --------------  --------------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                                                                          $ (827,328)     $ (684,201)
  Net realized gain (loss) on investments and foreign currency transactions                              11,147,733      13,674,674
                                                                                                          5,464,272       8,465,099
  Change in unrealized appreciation/depreciation of investments                                      --------------  --------------
                                                                                                         15,784,677      21,455,572
  Increase (decrease) in net assets resulting from operations                                        --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gain
    A Class                                                                                            (14,604,612)    (19,270,396)
    C Class                                                                                               (759,609)       (417,567)
                                                                                                          (414,690)       (402,031)
    I Class                                                                                          --------------  --------------
                                                                                                       (15,778,911)    (20,089,994)
  Net distributions                                                                                  --------------  --------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Shares sold
    A Class                                                                                              16,133,975      28,075,761
    C Class                                                                                               3,066,858       1,549,659
    I Class                                                                                              13,171,561         256,000
  Shares reinvested
    A Class                                                                                              13,375,051      18,277,012
    C Class                                                                                                 726,538         387,400
    I Class                                                                                                 368,506         334,194
  Shares redeemed
    A Class                                                                                            (19,558,823)    (82,374,234)
    C Class                                                                                               (599,864)     (1,979,954)
                                                                                                          (191,142)       (663,873)
    I Class                                                                                          --------------  --------------
                                                                                                         26,492,660    (36,138,035)
  Increase (decrease) in net assets from capital share transactions                                  --------------  --------------

NET ASSETS
  Increase (decrease) during period                                                                      26,498,426    (34,772,457)
                                                                                                         97,562,375     132,334,832
  Beginning of period                                                                                --------------  --------------
END OF PERIOD(INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $(827,328) AND $-,              $ 124,060,801    $ 97,562,375
  RESPECTIVELY)                                                                                      ==============  ==============



THIRD MILLENNIUM RUSSIA FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   CLASS A SHARES
                                                  ---------------------------------------------------------------------------------
                                                                                          YEARS ENDED AUGUST 31,
                                                                        -----------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                  FEBRUARY 29, 2008
                                                     (UNAUDITED)             2007(1)               2006(1)               2005
                                                  ------------------   ------------------    -------------------    ---------------

                                                       $ 57.62              $ 56.35                $ 45.44              $ 35.66
NET ASSET VALUE, BEGINNING OF PERIOD              ------------          -----------           ------------          -----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                          (0.45)               (0.31)                 (0.75)               (0.10)
  Net realized and unrealized gain (loss) on             10.13                10.45                                       15.54
    investments                                   ------------          -----------                  15.01          -----------
                                                          9.68                10.14                  14.26                15.44
  TOTAL FROM INVESTMENT ACTIVITIES                ------------          -----------           ------------          -----------
DISTRIBUTIONS
Net investment income                                       --                   --                     --                   --
                                                        (9.36)               (8.87)                 (3.35)               (5.66)
  Net realized gain                               ------------          -----------           ------------          -----------

                                                        (9.36)               (8.87)                 (3.35)               (5.66)
  TOTAL DISTRIBUTIONS                             ------------          -----------           ------------          -----------
                                                       $ 57.94              $ 57.62                $ 56.35              $ 45.44
NET ASSET VALUE, END OF PERIOD                    ============          ===========           ============          ===========

TOTAL RETURN                                            16.85%               19.24%                 32.82%               49.25%
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets
Ratio to average net assets (A)
  Expenses (B)                                           2.75%**              2.86%(B)               2.89%(B)             2.75%
  Expense ratio- net (C)                                 2.75%**              2.75%(C)               2.75%(C)             2.75%
  Net investment income (loss)                         (1.50%)**            (0.55%)                (1.42%)              (0.28%)
Portfolio turnover rate                                 32.97%               46.52%                 99.47%               87.94%
Net assets, end of period (000's)                    $ 102,533             $ 92,282              $ 127,040             $ 66,165
**Annualized
(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by
0.17% for the six months ended February 29, 2008; 0.06% for the year ended August 31, 2007; 0.41% for the year ended August 31,
2005; 0.54% for the year ended August 31, 2004 and 1.27% for the year ended August 31, 2003.
(B)Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.
(C)Expense ratio - net reflects the effect of the management fee waivers and custodian fee credits the fund received.
(1)Per share information has been calculated using the average number of shares outstanding.
THIRD MILLENNIUM RUSSIA FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        CLASS A SHARES
                                                                                            ---------------------------------------
                                                                                                    YEARS ENDED AUGUST 31,
                                                                                            ---------------------------------------
                                                                                                  2004                  2003
                                                                                           ------------------    ------------------


                                                                                                $ 30.36               $ 20.81
NET ASSET VALUE, BEGINNING OF PERIOD                                                        -----------           -----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                   (0.35)                  0.03
                                                                                                   9.50                 10.71
  Net realized and unrealized gain (loss) on investments                                    -----------           -----------
                                                                                                   9.15                 10.74
  TOTAL FROM INVESTMENT ACTIVITIES                                                          -----------           -----------
DISTRIBUTIONS
Net investment income                                                                            (0.03)                    --
                                                                                                 (3.82)                (1.19)
  Net realized gain                                                                         -----------           -----------

                                                                                                 (3.85)                (1.19)
  TOTAL DISTRIBUTIONS                                                                       -----------           -----------
                                                                                                $ 35.66               $ 30.36
NET ASSET VALUE, END OF PERIOD                                                              ===========           ===========

TOTAL RETURN                                                                                     32.15%                54.05%
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets
Ratio to average net assets (A)
  Expenses (B)                                                                                    2.76%(B)              2.79%(B)
  Expense ratio- net (C)                                                                          2.75%(C)              2.75%(C)
  Net investment income (loss)                                                                  (1.10%)                 0.14%
Portfolio turnover rate                                                                         105.60%                57.55%
Net assets, end of period (000's)                                                              $ 42,086              $ 21,720
**Annualized
(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by
0.17% for the six months ended February 29, 2008; 0.06% for the year ended August 31, 2007; 0.41% for the year ended August 31,
2005; 0.54% for the year ended August 31, 2004 and 1.27% for the year ended August 31, 2003.
(B)Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.
(C)Expense ratio - net reflects the effect of the management fee waivers and custodian fee credits the fund received.
(1)Per share information has been calculated using the average number of shares outstanding.



THIRD MILLENNIUM RUSSIA FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               CLASS C SHARES
                                          -----------------------------------------------------------------------------------------
                                                                              YEARS ENDED AUGUST 31,
                                                              -------------------------------------------------------
                                          SIX MONTHS ENDED                                                                 PERIOD
                                            FEBRUARY 29,                                                                   ENDED
                                          2008 (UNAUDITED)                                                               AUGUST 31,
                                                (1)               2007(1)              2006(1)              2005           2004*
                                          ----------------   -----------------    -----------------    --------------    ----------

                                             $ 55.88             $ 55.15             $ 44.83              $ 35.41           $ 34.32
NET ASSET VALUE, BEGINNING OF PERIOD      ----------          ----------          ----------           ----------        ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                (0.65)              (0.79)              (1.16)               (0.31)            (0.46)
  Net realized and unrealized gain              9.59               10.39               14.83                15.28              5.40
    (loss) on investments                 ----------          ----------          ----------           ----------        ----------
                                                8.94                9.60               13.67                14.97              4.94
  TOTAL FROM INVESTMENT ACTIVITIES        ----------          ----------          ----------           ----------        ----------
DISTRIBUTIONS
  Net investment income                           --                  --                  --                   --            (0.03)
                                              (9.36)              (8.87)              (3.35)               (5.55)            (3.82)
  Net realized gain                       ----------          ----------          ----------           ----------        ----------

                                              (9.36)              (8.87)              (3.35)               (5.55)            (3.85)
  TOTAL DISTRIBUTIONS                     ----------          ----------          ----------           ----------        ----------
                                             $ 55.46             $ 55.88             $ 55.15              $ 44.83           $ 35.41
NET ASSET VALUE, END OF PERIOD            ==========          ==========          ==========           ==========        ==========

TOTAL RETURN                                  15.97%              18.56%              31.88%               48.03%            16.08%
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
  assets
Ratio to average net assets (A)
  Expenses (B)                                 3.50%**             3.61%(B)            3.64%(B)             3.50%             3.51%
  Expense ratio- net (C)                       3.50%**             3.50%(C)            3.50%(C)             3.50%             3.50%
  Net investment income (loss)               (2.25%)**           (1.30%)             (2.17%)              (1.01%)           (1.02%)
Portfolio turnover rate                       32.97%              46.52%              99.47%               87.94%           105.60%
Net assets, end of period (000's)            $ 5,550             $ 2,664             $ 2,664                $ 396             $ 146
*Commencement of operations for Class C shares was December 3, 2003.
**Annualized
(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by
0.17% for the six months ended February 29, 2008; 0.06% for the year ended August 31, 2007; 0.41% for the year ended August 31,
2005; and by 0.54% for the year ended August 31, 2004.
(B) Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.
(C) Expense ratio-net reflects the effect of the management fee waivers and custodian fee credits the Fund received.
(1) Per share information has been calculated using the average number of shares outstanding.
THIRD MILLENNIUM RUSSIA FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           CLASS C
                                                                                                                           SHARES
                                                                                                                          ---------

                                                                                                                           PERIOD
                                                                                                                            ENDED
                                                                                                                           AUGUST
                                                                                                                          31, 2004*
                                                                                                                          ---------


NET ASSET VALUE, BEGINNING OF PERIOD
INVESTMENT ACTIVITIES
  Net investment income (loss)
  Net realized and unrealized gain (loss) on investments
  TOTAL FROM INVESTMENT ACTIVITIES
DISTRIBUTIONS
  Net investment income
  Net realized gain

  TOTAL DISTRIBUTIONS
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets
Ratio to average net assets (A)
  Expenses (B)                                                                                                            ** (B)
  Expense ratio- net (C)                                                                                                  ** (C)
  Net investment income (loss)                                                                                            **
Portfolio turnover rate
Net assets, end of period (000's)
*Commencement of operations for Class C shares was December 3, 2003.
**Annualized
(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by
0.17% for the six months ended February 29, 2008; 0.06% for the year ended August 31, 2007; 0.41% for the year ended August 31,
2005; and by 0.54% for the year ended August 31, 2004.
(B) Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.
(C) Expense ratio-net reflects the effect of the management fee waivers and custodian fee credits the Fund received.
(1) Per share information has been calculated using the average number of shares outstanding.



THIRD MILLENNIUM RUSSIA FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      CLASS I SHARES
                                                       ----------------------------------------------------------------------------
                                                                                            YEARS ENDED AUGUST 31,
                                                                            -------------------------------------------------------
                                                       SIX MONTHS ENDED
                                                       FEBRUARY 29, 2008        2007(1)              2006(1)              2005
                                                        (UNAUDITED)(1)     -----------------    -----------------    --------------

                                                           $ 59.03             $ 57.50              $ 45.47             $ 35.66
NET ASSET VALUE, BEGINNING OF PERIOD                   -----------          ----------           ----------          ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                              (0.53)              (0.22)               (0.71)                  --
  Net realized and unrealized gain (loss) on                 10.54               10.62                16.09               15.54
    investments                                        -----------          ----------           ----------          ----------
                                                             10.01               10.40                15.38               15.54
  TOTAL FROM INVESTMENT ACTIVITIES                     -----------          ----------           ----------          ----------
DISTRIBUTIONS
Net investment income                                           --                  --                   --                  --
                                                            (9.36)              (8.87)               (3.35)              (5.73)
  Net realized gain                                    -----------          ----------           ----------          ----------

                                                            (9.36)              (8.87)               (3.35)              (5.73)
  TOTAL DISTRIBUTIONS                                  -----------          ----------           ----------          ----------
                                                           $ 59.68             $ 59.03              $ 57.50             $ 45.47
NET ASSET VALUE, END OF PERIOD                         ===========          ==========           ==========          ==========

TOTAL RETURN                                                17.02%              19.31%               35.46%              49.61%
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets
Ratio to average net assets (A)
  Expenses (B)                                               2.50%**             2.61%(B)             2.64%(B)            2.50%
  Expense ratio- net (C)                                     2.50%**             2.50%(C)             2.50%(C)            2.50%
  Net investment income (loss)                             (1.25%)**           (0.30%)              (1.17%)             (0.02%)
Portfolio turnover rate                                     32.97%              46.52%               99.47%              87.94%
Net assets, end of period (000's)                         $ 15,978             $ 2,616              $ 2,631             $ 5,887
*Commencement of operations for Class I shares was January 30, 2004.
**Annualized
(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by
0.17% for the six months ended February 29, 2008; 0.06% for the year ended August 31, 2007; 0.41% for the year ended August 31,
2005, and by 0.54% for the year ended August 31, 2004.
(B) Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.
(C) Expense ratio- net reflects the effect of the management fee waivers and custodian fee credits the fund received.
(1) Per share information has been calculated using the average number of shares outstanding.
THIRD MILLENNIUM RUSSIA FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  CLASS I SHARES
                                                                                                               --------------------

                                                                                                                PERIOD ENDED AUGUST
                                                                                                                     31, 2004*
                                                                                                               --------------------


                                                                                                                   $ 35.92
NET ASSET VALUE, BEGINNING OF PERIOD                                                                            ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                                      (0.14)
                                                                                                                    (0.12)
  Net realized and unrealized gain (loss) on investments                                                        ----------
                                                                                                                    (0.26)
  TOTAL FROM INVESTMENT ACTIVITIES                                                                              ----------
DISTRIBUTIONS
Net investment income                                                                                                   --
                                                                                                                        --
  Net realized gain                                                                                             ----------

                                                                                                                        --
  TOTAL DISTRIBUTIONS                                                                                           ----------
                                                                                                                   $ 35.66
NET ASSET VALUE, END OF PERIOD                                                                                  ==========

TOTAL RETURN                                                                                                        11.84%
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets
Ratio to average net assets (A)
  Expenses (B)                                                                                                       2.51%** (B)
  Expense ratio- net (C)                                                                                             2.50%** (C)
  Net investment income (loss)                                                                                     (0.85%)**
Portfolio turnover rate                                                                                            105.60%
Net assets, end of period (000's)                                                                                  $ 1,327
*Commencement of operations for Class I shares was January 30, 2004.
**Annualized
(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by
0.17% for the six months ended February 29, 2008; 0.06% for the year ended August 31, 2007; 0.41% for the year ended August 31,
2005, and by 0.54% for the year ended August 31, 2004.
(B) Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.
(C) Expense ratio- net reflects the effect of the management fee waivers and custodian fee credits the fund received.
(1) Per share information has been calculated using the average number of shares outstanding.


THIRD MILLENNIUM RUSSIA FUND
NOTES TO THE FINANCIAL STATEMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SIGNIFICANT ACCOUNTING POLICIES

     The Third Millennium Russia Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 (Class A: 20,000,000; Class C: 15,000,000; Class I:
15,000,000) of its 1,050,000,000 shares of $.01 par value common stock. Initial outside investors purchased Class A shares of the Fund on June 29, 1998. However, investment operations of the Fund did not commence for Class A shares until October 1, 1998. Commencement of operations for Class C shares was December 3, 2003 and January 30, 2004 for Class I shares. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

     The investment objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities (which includes securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock).

VALUATION

     The Fund's securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund's officers in a manner specifically authorized by the Board of Directors of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate.
     In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

SECURITY TRANSACTIONS AND INCOME

     Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

ACCOUNTING ESTIMATES
     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements and is effective for the Fund's fiscal year beginning September 1, 2007. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (August 31, 2005-
2007) and has concluded there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

RECLASSIFICATION OF CAPITAL ACCOUNTS

     Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

CLASS NET ASSET VALUES AND EXPENSES

     All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

     The Fund currently offers three classes of shares. Class A shares include a maximum front-end sales charge of 5.75% and a maximum contingent deferred sales charge of 2% on the proceeds of Class A shares redeemed within 360 days. Class A shares may be purchased without a front-end sales charge through certain third-party fund "supermarkets". Class C shares include a maximum contingent deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase. Class I shares include a maximum contingent deferred sales charge of 2% on the proceeds of Class I shares redeemed within 90 days of purchase.

CURRENCY TRANSLATION

     The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, the Advisor, Third Millennium Investment Advisors LLC ("TMIA") provides investment services for an annual fee of 1.75% of the first $125 million of average daily net assets; 1.50% on assets in excess of $125 million and not more than $250 million; and, 1.25% on assets over $250 million of average daily net assets of the Fund. TMIA has contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 2.75% for Class A; 3.50% for Class C and 2.50% for Class I, of average daily net assets, respectively, through February 29, 2008. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). For the six months ended February 29, 2008, the Advisor earned fees of 949,985, of which $91,361 was waived.
     The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Fund. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to the Service Providers with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 29, 2008 was $836,029 and expire as follows:

 ------------------------------------------------------------------------------------------------------------------  --------------

August 31, 2008                                                                                                           $ 183,099
August 31, 2009                                                                                                             202,729
August 31, 2010                                                                                                             225,386
August 31, 2012                                                                                                             133,454
                                                                                                                             91,361
August 31, 2013                                                                                                      --------------
                                                                                                                          $ 836,029
                                                                                                                     ==============


     FDCC acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting commissions and fees received by FDCC in connection with the distribution of the Fund's shares for the six months ended February 29, 2008 were $13,817. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended February 29, 2008, the CDSC for Fund shares redeemed was $88,498.

     The Fund's Class A and Class C shares have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. For Class A shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund's Class A's average daily net assets. For Class C shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of Class C's average daily net assets, of which 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. The fees are paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. For the six months ended February 29, 2008, $125,582 was incurred in Class A distribution fees and $22,843 was incurred in Class C distribution and shareholder servicing fees.

     Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $18,879 of registration fees expense incurred and the $85,986 of shareholder services and reports expense incurred, CSS received $1,875 and $2,560, respectively, for these services. For other administrative services, CSS receives 0.20% of average daily net assets. CSS earned and received $108,570 for its services for the six months ended February 29, 2008.
     Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI earned and received $52,977 for its services for the six months ended February 29, 2008.

     Certain officers and/or an interested director of the Fund are also officers, principals and/or director of TMIA, CSS, CCM, FDCC and FSI.

INVESTMENTS/CUSTODY

     The cost of purchases and proceeds from sales of securities other than short-term notes for the six months ended February 29, 2008, were $35,009,965 and $37,554,062, respectively.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

     The tax character of distributions paid during the six months ended February 29, 2008 and the year ended August 31, 2007, respectively, was as follows:

                                                                                                  Six months ended       Year ended
                                                                                                 February 29, 2008  August 31, 2007
                                                                                                   ---------------  ---------------

Distributions paid from:
                                                                                                       $15,778,911      $20,089,994
Long term capital gains                                                                            ---------------  ---------------
                                                                                                      $ 15,778,911     $ 20,089,994
                                                                                                   ===============  ===============


     As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

istributed net investment income                                                                                           $ 82,500

Accumulated net realized gain (loss) on investments and foreign currency transactions                                    12,768,693
                                                                                                                         30,594,274
Unrealized appreciation (depreciation) of investments and foreign currency transactions                             ---------------
                                                                                                                       $ 43,445,467
                                                                                                                    ===============


CAPITAL STOCK TRANSACTIONS


                                           CLASS A SHARES                   CLASS C SHARES                  CLASS I SHARES
                                            PERIOD ENDED                     PERIOD ENDED                    PERIOD ENDED
                                         FEBRUARY 29, 2008                FEBRUARY 29, 2008                FEBRUARY 29, 2008
                                            (UNAUDITED)                      (UNAUDITED)                      (UNAUDITED)
                                  -------------------------------  -------------------------------  -------------------------------
                                           SHARES           VALUE           SHARES           VALUE           SHARES           VALUE
                                   --------------  --------------   --------------  --------------   --------------  --------------

Shares sold                               262,753    $ 16,133,975           50,122     $ 3,066,858          220,390    $ 13,171,561
Shares reinvested                         231,643      13,375,051           13,086         726,538            6,203         368,506
                                        (326,492)    (19,558,823)         (10,798)       (599,864)          (3,193)       (191,142)
Shares redeemed                    --------------  --------------   --------------  --------------   --------------  --------------
                                          167,904     $ 9,950,203           52,410     $ 3,193,532          223,400    $ 13,348,925
Net increase (decrease)            ==============  ==============   ==============  ==============   ==============  ==============



                                           CLASS A SHARES                   CLASS C SHARES                  CLASS I SHARES
                                             YEAR ENDED                       YEAR ENDED                      YEAR ENDED
                                          AUGUST 31, 2007                  AUGUST 31, 2007                  AUGUST 31, 2007
                                  -------------------------------  -------------------------------  -------------------------------
                                           SHARES           VALUE           SHARES           VALUE           SHARES           VALUE
                                   --------------  --------------   --------------  --------------   --------------  --------------

Shares sold                               511,660    $ 28,075,761           28,953     $ 1,549,659            4,360       $ 256,000
Shares reinvested                         342,138      18,277,012            7,427         387,400            6,108         334,194
                                      (1,506,692)    (82,374,234)         (37,022)     (1,979,954)         (11,894)       (663,873)
Shares redeemed                    --------------  --------------   --------------  --------------   --------------  --------------
                                        (652,894)  $ (36,021,461)            (642)      $ (42,895)          (1,426)      $ (73,679)
Net increase (decrease)            ==============  ==============   ==============  ==============   ==============  ==============


THIRD MILLENNIUM RUSSIA FUND
SUPPLEMENTAL INFORMATION (UNAUDITED)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISER:

Third Millennium Investment Advisors, LLC
1185 Avenue of the Americas
32nd Floor
New York, New York 10036

DISTRIBUTOR:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

TRANSFER AGENT:

For more information, wire purchase or redemptions, call or write to Third Millennium Russia Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

MORE INFORMATION:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525, or visit us on the web at www.theworldfunds.com.

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS

                          THIRD MILLENNIUM RUSSIA FUND

                       A series of The World Funds, Inc.
                         A "Series" Investment Company


                   FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008
                                  (UNAUDITED)

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

 ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:


     Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The World Funds Inc.

By:   /s/ John Pasco, III
      ---------------------
      John Pasco, III
      Principal Executive Officer

Date: May 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Karen Shupe
      ---------------------
      Karen Shupe
      Principal Financial Officer

Date: May 8, 2008